PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 157	$ 178
Prepaid expenses	200	206
Deposits	11	34
Other assets	32	1
Prepaid expenses and other current assets	$ 400	$ 419